Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Summary Compensation Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based on:		Net Income (Loss)(6)	Adjusted EBITDA(7)
					Total Shareholder Return(4)	Peer Group Shareholder Return(5)

							(in thousands)
2022	$1,197,167	$779,187	$803,284	$580,903	$63.82	$86.70	$(2,480)	$52,278

2021	$1,651,278	$2,368,725	$1,415,372	$1,948,099	$134.76	$120.62	$75,219	$55,807

2020	$2,045,555	$2,056,560	$1,756,203	$1,728,326	$114.17	$114.29	$11,586	$42,622

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	The dollar amounts reported in this column are the amounts of total compensation reported for our Principal Executive Officer (“PEO”), Seth A. Ravin, who serves as our President and Chief Executive Officer, for each corresponding year in the “Total” column of the Summary Compensation Table (“SCT”). For additional information, please refer to the section of this Proxy Statement titled “Summary Compensation Table.”The dollar amounts reported in this column represent the average of the amounts of total compensation reported for the Company’s named executive officers as a group (excluding our PEO) (Non-PEO NEOs) for each corresponding year in the “Total” column of the SCT in each applicable year. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Michael L. Perica, Kevin Maddock, Nancy Lyskawa and Steven Salaets, (ii) for 2021, Michael L. Perica and Gerard Brossard, and (iii) for 2020, Gerard Brossard and David Rowe. Note, that in compliance with the reporting requirements applicable to “Smaller Reporting Companies” under SEC rulemaking, in each of 2021 and 2020, we only had three NEOs (including Seth Ravin, who was our then-current PEO).
Peer Group Issuers, Footnote [Text Block]	The Company’s peer group consists of the Dow Jones U.S. Computer Services Index and is set forth in Part II, Item 5 of the Form 10-K for the fiscal year ended December 31, 2022. TSR represents an initial $100 investment, measured on a cumulative basis from the market close on December 31, 2019, through and including the end of the fiscal year for which TSR is being presented in the table.
PEO Total Compensation Amount	$ 1,197,167	$ 1,651,278	$ 2,045,555
PEO Actually Paid Compensation Amount	$ 779,187	2,368,725	2,056,560
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation Actually Paid” to the PEO and the average “Compensation Actually Paid” to the Non-PEO NEOs reflect the following adjustments from Total Compensation reported in the SCT:

	2022		2021		2020
	PEO	Average of Non-PEO NEOs	PEO	Average of Non-PEO NEOs	PEO	Average of Non-PEO NEOs
Summary Compensation Table Total	$1,197,167	$803,284	$1,651,278	$1,415,372	$2,045,555	$1,756,203
Adjustment for year-end value of awards granted in fiscal year that are unvested and outstanding	—	(49,952)	35,920	(96,147)	(9,844)	(55,460)
Adjustment for the change in fair value of the prior years' awards that vested during the year	(3,551)	(40,379)	286,508	298,518	3,933	13,833
Adjustment for prior year awards that failed to vest this during fiscal year	—	—	—	—	—	—
Adjustment for the change in fair value of the prior years' awards that are outstanding and unvested	(414,429)	(132,050)	395,019	330,356	16,916	13,750
Total Compensation Actually Paid	$779,187	$580,903	$2,368,725	$1,948,099	$2,056,560	$1,728,326

Non-PEO NEO Average Total Compensation Amount	$ 803,284	1,415,372	1,756,203
Non-PEO NEO Average Compensation Actually Paid Amount	$ 580,903	1,948,099	1,728,326
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Compensation Actually Paid” to the PEO and the average “Compensation Actually Paid” to the Non-PEO NEOs reflect the following adjustments from Total Compensation reported in the SCT:

	2022		2021		2020
	PEO	Average of Non-PEO NEOs	PEO	Average of Non-PEO NEOs	PEO	Average of Non-PEO NEOs
Summary Compensation Table Total	$1,197,167	$803,284	$1,651,278	$1,415,372	$2,045,555	$1,756,203
Adjustment for year-end value of awards granted in fiscal year that are unvested and outstanding	—	(49,952)	35,920	(96,147)	(9,844)	(55,460)
Adjustment for the change in fair value of the prior years' awards that vested during the year	(3,551)	(40,379)	286,508	298,518	3,933	13,833
Adjustment for prior year awards that failed to vest this during fiscal year	—	—	—	—	—	—
Adjustment for the change in fair value of the prior years' awards that are outstanding and unvested	(414,429)	(132,050)	395,019	330,356	16,916	13,750
Total Compensation Actually Paid	$779,187	$580,903	$2,368,725	$1,948,099	$2,056,560	$1,728,326

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Adjusted EBITDA
Total Client Invoicing
Aggregate Expenses

Total Shareholder Return Amount	$ 63.82	134.76	114.17
Peer Group Total Shareholder Return Amount	86.70	120.62	114.29
Net Income (Loss)	$ (2,480,000)	$ 75,219,000	$ 11,586,000
Company Selected Measure Amount	52,278,000	55,807,000	42,622,000
PEO Name	Seth A. Ravin
Additional 402(v) Disclosure [Text Block]	The dollar amounts reported in this column represent the amount of “Compensation Actually Paid” (or CAP) to the PEO and to the Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO or the Non-PEO NEOs during the applicable year.For the relevant fiscal year, represents an initial $100 investment, measured on a cumulative basis from the market close on December 31, 2019 through and including the end of the fiscal year for which TSR is being presented in the table. The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	Refer to Appendix A for additional information, including applicable definitions and reconciliations of Adjusted EBITDA to financial measures derived in accordance with Unites States generally accepted accounting principles (“GAAP”).
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Total Client Invoicing
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Aggregate Expenses
PEO [Member] | Adjustment for year-end value of awards granted in fiscal year that are unvested and outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 35,920	$ (9,844)
PEO [Member] | Adjustment for the change in fair value of the prior years' awards that vested during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,551)	286,508	3,933
PEO [Member] | Adjustment for prior year awards that failed to vest this during fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Adjustment for the change in fair value of the prior years' awards that are outstanding and unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(414,429)	395,019	16,916
Non-PEO NEO [Member] | Adjustment for year-end value of awards granted in fiscal year that are unvested and outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(49,952)	(96,147)	(55,460)
Non-PEO NEO [Member] | Adjustment for the change in fair value of the prior years' awards that vested during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(40,379)	298,518	13,833
Non-PEO NEO [Member] | Adjustment for prior year awards that failed to vest this during fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Adjustment for the change in fair value of the prior years' awards that are outstanding and unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (132,050)	$ 330,356	$ 13,750